ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
Groups Subsidiaries and Variable Interest Entity

As of December 31, 2013, the Group’s subsidiaries and VIE were as follows:

	Later Date of Incorporation/ Acquisition	Place of Incorporation	Percentage of economic ownership

Subsidiaries
iSoftStone Information Technology (Group) Company Limited (“iSoftStone WFOE”)	November 4, 2005	PRC	100%
iSoftStone Korea Inc. (“iSoftStone Korea”)	April 20, 2006	Korea	100%
iSoftStone Japan Limited (“iSoftStone Japan”)	August 31, 2006	Japan	100%
iSoftStone Information Technology Company Limited (“iSoftStone Tianjin”)	December 6, 2006	PRC	100%
iSoftStone Information System Service Company Limited (“iSoftStone Wuxi”)	December 12, 2006	PRC	100%
iSoftStone Inc.	July 18, 2007	USA	100%

Tianjin Saisi Information Technology Company Limited (“Saisi”)	August 24, 2007	PRC	100%
Beijing iSoftStone Data Technology Service Company Limited (“iSoftStone Data”)	May 23, 2008	PRC	100%
iSoftStone Hong Kong Limited ( “iSoftStone HK”)	October 15, 2008	Hong Kong	100%
Guangzhou iSoftStone Information Technology Company Limited (“iSoftStone Guangzhou”)	February 17, 2009	PRC	100%
Beijing Guodian Ruantong Technology Company Limited (“Guodian”)	December 28, 2009	PRC	87%
Nanjing iSoftStone Information Technology Company Limited (“iSoftStone Nanjing”)	June 22, 2010	PRC	100%
iSoftStone Information Technology Group (Dalian) Company Limited (“iSS-Dalian”)	July 30, 2010	PRC	100%
Hangzhou iSoftStone Information Services Company Limited (“iSoftStone Hangzhou”)	August 16, 2010	PRC	100%
Shanghai Kangshi Information System Company Limited ( “Shanghai Kangshi”)	November 10, 2010	PRC	100%
Beijing iSoftStone Jiewen Information Technology Company Limited (“Jiewen”)	November 12, 2010	PRC	67%
iHealthStone Co., Limited (“iHealthStone”)	January 21, 2011	PRC	100%
iSoftStone Information Technology Group Chengdu Technology Company Limited (“iSS-Chengdu”)	January 21, 2011	PRC	100%
Xi’an iSoftStone Information Technology Company Limited (“TJ-Xian”).	March 23, 2011	PRC	100%
Shenzhen iSoftStone Technology Company Limited (“iSS-Shenzhen”)	April 27, 2011	PRC	100%
Zhenjiang iSoftStone Information Technology Company Limited (“WX-Zhenjiang”)	May 18, 2011	PRC	100%
iSoftStone Information Technology (Dalian) Company Limited (“iSoftStone Dalian”)	May 31, 2011	PRC	100%
Tianjin Intime Information Technology Company Limited (“Tianjin Intime”)	June 21, 2011	PRC	100%
iSoftStone Limited (“iSS-UK”)	June 24, 2011	UK	100%
iSoftStone GmbH (“iSS-Germany”)	June 28, 2011	Germany	100%
iSoftStone Information Technology Group (Wuhan) Company Limited (“iSS-Wuhan”)	July 13, 2011	PRC	100%
iSYS Information Technology Co., Ltd. (“iSS-iSYS”)	July 14, 2011	PRC	65%
iSoftStone Information System Service Yancheng Company Limited (“WX-Yancheng”)	September 30, 2011	PRC	100%
iSoftStone LLC (“iSS-LLC”)	November 2, 2011	USA	100%
Shenzhen iSoftStone Information Technology Company Limited (“SZ-Information”)	February 21, 2012	PRC	60%
Suzhou iSoftStone Information Technology Company Limited (“SZ-Suzhou”)	March 21, 2012	PRC	60%
Beijing Guodian Ruantong Jiangsu Technology Company Limited (“GD-Nanjing”)	April 23, 2012	PRC	87%
iSoftStone Technology Corporation (“iSoftStone-Canada”)	June 15, 2012	Canada	100%
Liaoyuan iSoftStone Information Technology Company Limited (“DL WFOE-Liaoyuan”)	June 27, 2012	PRC	100%
Shanghai iSoftStone Industrial Company Limited (“WX-Shanghai”)	June 29, 2012	PRC	100%
iSoftStone Technology Service Company Limited (“iSST”)	September 7, 2012	PRC	75%
Tianjin iSoftStone Technology Service Company Limited (“iSST-Tianjin”)	September 26, 2012	PRC	75%
Nanjing iSoftStone Technology Service Company Limited (“iSST-Nanjing”)	September 27, 2012	PRC	75%
iSoftStone Technology Service Wuxi Company Limited (“iSST-Wuxi”)	September 29, 2012	PRC	75%
Xi’an iSoftStone Technology Service Company Limited (“iSST-Xi’an”)	October 15, 2012	PRC	75%
Foshan iSoftStone Information Technology Company Limited (“GZ-Foshan”)	October 29, 2012	PRC	100%
iSoftStone Technology Development (Yancheng) Company Limited (“iSoftStone-Yancheng”)	November 12, 2012	PRC	100%

iSoftStone Technology Japan Inc.(“iSST-Japan”)	March 29, 2013	Japan	75%
Jiangsu Jingwei Software Technology Company Limited (“WX-Jingwei”)	April 26, 2013	PRC	100%
Beijing Ruantong Xutian Technology Development Co., Ltd. (Ruantong Xutian)	May 27, 2013	PRC	100%
Lingdong Information Technology Company Limited (“iSS-Xiangyang”)	August 6, 2013	PRC	65%
Sichuan Lingdong Information Technology Company Limited (“XY-Renshou”)	October 29, 2013	PRC	65%
Shandong Lingdong Information Technology Company Limited (“XY-Linyi”)	December 16, 2013	PRC	65%
Kaiying Information Technology Company Limited (“iSS-Kunshan”)	December 17, 2013	PRC	68%

Variable Interest Entity
Beijing iSoftStone Technologies Limited ( “Beijing iSoftStone”)	November 18, 2005	PRC	100%